Profit on disposal of intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Profit on disposal of intangible assets
Profit on disposal of registrations	£ 20,424	£ 18,971	£ 4,601
Player loan income		2,964	2,780
Total profit on disposal of intangible assets	£ 20,424	£ 21,935	£ 7,381